Document and Entity Information	Jun. 08, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001178711
Document Type	8-K
Document Period End Date	Jun. 08, 2022
Entity Registrant Name	PARATEK PHARMACEUTICALS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36066
Entity Tax Identification Number	33-0960223
Entity Address, Address Line One	75 Park Plaza
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	(617)
Local Phone Number	807-6600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	PRTK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false